Other Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 3,181	$ 3,172
Acquisitions	0	1
Dispositions	0	(3)
Other, including foreign currency translation	17	11
Goodwill, Ending Balance	3,198	3,181
U S Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	175	175
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	(1)	0
Goodwill, Ending Balance	174	175
International Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,031	1,023
Acquisitions	0	1
Dispositions	0	(2)
Other, including foreign currency translation	21	9
Goodwill, Ending Balance	1,052	1,031
Global Commercial Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,544	1,543
Acquisitions	0	0
Dispositions	0	(1)
Other, including foreign currency translation	(1)	2
Goodwill, Ending Balance	1,543	1,544
Global Network And Merchant Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	160	160
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	160	160
Corporate and Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	271	271
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	(2)	0
Goodwill, Ending Balance	$ 269	$ 271